Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Before-tax amount	¥ 134,930	¥ (53,839)	¥ (128,271)
Net unrealized gains and losses on securities, Before-tax amount:
Amount arising during the year, Before-tax amount	3,418	(7,571)	(2,179)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	1,307	4,077	1,320
Net change during the year, Before-tax amount	4,725	(3,494)	(859)
Net gains and losses on derivative instruments, Before-tax amount:
Amount arising during the year, Before-tax amount	(10,647)	4,221	8,409
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	2,440	(5,006)	(6,990)
Net change during the year, Before-tax amount	(8,207)	(785)	1,419
Pension liability adjustments, Before-tax amount:
Amount arising during the year, Before-tax amount	(13,888)	(59,928)	(19,170)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	4,433	2,038	2,323
Net change during the year, Before-tax amount	(9,455)	(57,890)	(16,847)
Other Comprehensive Income (Loss), Before-tax amount	121,993	(116,008)	(144,558)
Foreign currency translation adjustments, Tax (expense) or benefit	(1,195)	(247)	1,353
Net unrealized gains and losses on securities, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(1,004)	3,010	671
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(456)	(1,632)	42
Net change during the year, Tax (expense) or benefit	(1,460)	1,378	713
Net gains and losses on derivative instruments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	4,041	(1,708)	(3,573)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(714)	2,044	2,921
Net change during the year, Tax (expense) or benefit	3,327	336	(652)
Pension liability adjustments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(1,738)	20,252	8,314
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(1,594)	(739)	(794)
Net change during the year, Tax (expense) or benefit	(3,332)	19,513	7,520
Other comprehensive income (loss), Tax (expense) or benefit	(2,660)	20,980	8,934
Foreign currency translation adjustments, Net-of-tax amount	133,735	(54,086)	(126,918)
Net unrealized gains and losses on securities, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	2,414	(4,561)	(1,508)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	851	2,445	1,362
Net change during the year, Net-of-tax amount	3,265	(2,116)	(146)
Net gains and losses on derivative instruments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(6,606)	2,513	4,836
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	1,726	(2,962)	(4,069)
Net change during the year, Net-of-tax amount	(4,880)	(449)	767
Pension liability adjustments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(15,626)	(39,676)	(10,856)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	2,839	1,299	1,529
Net change during the year, Net-of-tax amount	(12,787)	(38,377)	(9,327)
Other comprehensive income (loss), Net-of-tax amount	¥ 119,333	¥ (95,028)	¥ (135,624)